Cash Dividend (Details) $ / shares in Units, ¥ in Millions, $ in Millions	Dec. 13, 2018 $ / shares	Dec. 31, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Cash Dividend
Cash dividends declared (Per share)	$ 0.34
Dividends payable		¥ 678	$ 100	¥ 658